Financial Information - Washington Federal, INC. Statement of Financial Condition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets
Other Assets	$ 137,219	$ 59,710
Assets	12,472,944	13,440,749
Liabilities
Liabilities	10,573,192	11,534,216
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	129,950	129,854
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Stockholders' Equity	1,899,752	1,906,533	1,841,147	1,745,485
Liabilities and Equity	12,472,944	13,440,749
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	129,950,223	129,853,534
Common stock, shares outstanding (in shares)	106,177,615	108,976,410
Treasury stock, shares (in shares)	23,772,608	20,877,124
Parent Company [Member]
Assets
Cash	61,926	27,699
Investment in subsidiary	1,846,375	1,885,498
Other Assets	1	37
Dividend receivable	0	0
Assets	1,908,302	1,913,234
Liabilities
Borrowed money	0	0
Dividend payable and other liabilities	8,550	6,700
Other liabilities	0	1
Liabilities	8,550	6,701
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	129,950	129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Stockholders' Equity	1,899,752	1,906,533
Liabilities and Equity	$ 1,908,302	$ 1,913,234